Going Concern (Details) - USD ($)	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Going Concern Abstract
Accumulated deficit	$ (175,224)		$ (151,602)			$ (108,097)
Total stockholders’ deficit	$ (174,724)	$ (162,165)	$ (151,102)	$ (129,627)	$ (118,688)	$ (107,597)	$ (65,747)